Schedule of Intangible Asset (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Land use rights	$ 2,163,277	$ 2,138,833	$ 2,201,040
Less: Accumulated amortization	(173,062)	(137,720)	(97,705)
Intangible asset, net	$ 1,990,215	$ 2,001,113	$ 2,103,335